UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-5896

DWS Target Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  7/31

Date of reporting period: 4/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2010 (Unaudited)

DWS Target 2010 Fund

	Shares	Value ($)
Common Stocks 13.0%
Consumer Discretionary 1.8%
Auto Components 0.2%
Autoliv, Inc.*	700	38,325
Johnson Controls, Inc.	700	23,513

		61,838
Hotels Restaurants & Leisure 0.2%
Darden Restaurants, Inc.	800	35,800
McDonald's Corp.	63	4,447
Starbucks Corp.	600	15,588

		55,835
Household Durables 0.2%
Jarden Corp.	400	12,848
Whirlpool Corp.	400	43,548

		56,396
Internet & Catalog Retail 0.1%
Priceline.com, Inc.*	90	23,585
Media 0.3%
Comcast Corp. "A"	1,100	21,714
McGraw-Hill Companies, Inc.	1,000	33,720
Time Warner Cable, Inc.	876	49,275
Walt Disney Co.	100	3,684

		108,393
Multiline Retail 0.2%
Nordstrom, Inc.	800	33,064
Sears Holdings Corp.*	31	3,749
Target Corp.	300	17,061

		53,874
Specialty Retail 0.6%
Ross Stores, Inc.	700	39,200
Signet Jewelers Ltd.*	1,100	35,222
Tiffany & Co.	800	38,784
TJX Companies, Inc.	1,000	46,340
Williams-Sonoma, Inc.	400	11,520

		171,066
Consumer Staples 1.2%
Beverages 0.0%
Coca-Cola Co.	100	5,345
Food & Staples Retailing 0.1%
Safeway, Inc.	100	2,360
Wal-Mart Stores, Inc.	446	23,928

		26,288
Food Products 0.4%
Corn Products International, Inc.	100	3,600
Del Monte Foods Co.	2,500	37,350
General Mills, Inc.	600	42,708
The Hershey Co.	100	4,701
Tyson Foods, Inc. "A"	2,000	39,180

		127,539
Household Products 0.4%
Colgate-Palmolive Co.	600	50,460
Kimberly-Clark Corp.	400	24,504
Procter & Gamble Co.	402	24,988

		99,952
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	600	39,552
Herbalife Ltd.	300	14,475

		54,027
Tobacco 0.1%
Philip Morris International, Inc.	200	9,816
Reynolds American, Inc.	300	16,026

		25,842
Energy 1.2%
Energy Equipment & Services 0.3%
Exterran Holdings, Inc.*	700	20,405
Oil States International, Inc.*	800	38,648
Rowan Companies, Inc.*	600	17,880
Unit Corp.*	100	4,777

		81,710
Oil, Gas & Consumable Fuels 0.9%
Chevron Corp.	200	16,288
Cimarex Energy Co.	200	13,616
ConocoPhillips	1,200	71,028
ExxonMobil Corp.	1,036	70,293
Marathon Oil Corp.	1,400	45,010
Newfield Exploration Co.*	700	40,733
Occidental Petroleum Corp.	11	975
Williams Companies, Inc.	1,100	25,971

		283,914
Financials 1.9%
Capital Markets 0.2%
Bank of New York Mellon Corp.	100	3,113
Franklin Resources, Inc.	367	42,440
Waddell & Reed Financial, Inc. "A"	500	18,560

		64,113
Commercial Banks 0.5%
Comerica, Inc.	600	25,200
Commerce Bancshares, Inc.	330	13,669
First Citizens BancShares, Inc. "A"	100	20,600
Huntington Bancshares, Inc.	2,300	15,571
M&T Bank Corp.	400	34,940
Wells Fargo & Co.	700	23,177

		133,157
Consumer Finance 0.4%
American Express Co.	1,200	55,344
AmeriCredit Corp.*	900	21,546
Capital One Financial Corp.	1,000	43,410
Discover Financial Services	100	1,546

		121,846
Diversified Financial Services 0.3%
Bank of America Corp.	2,900	51,707
JPMorgan Chase & Co.	600	25,548
NYSE Euronext	500	16,315

		93,570
Insurance 0.4%
Aflac, Inc.	400	20,384
Allied World Assurance Co. Holdings Ltd.	300	13,071
CNA Financial Corp.*	1,300	36,556
PartnerRe Ltd.	400	31,032
Unitrin, Inc.	300	8,775

		109,818
Real Estate Investment Trusts 0.1%
Annaly Capital Management, Inc. (REIT)	1,600	27,120
Public Storage (REIT)	100	9,691

		36,811
Health Care 1.5%
Biotechnology 0.1%
Amgen, Inc.*	100	5,736
Gilead Sciences, Inc.*	400	15,868

		21,604
Health Care Equipment & Supplies 0.1%
Hill-Rom Holdings, Inc.	300	9,513
Hospira, Inc.*	700	37,653

		47,166
Health Care Providers & Services 0.9%
AmerisourceBergen Corp.	1,300	40,105
Cardinal Health, Inc.	1,200	41,628
Community Health Systems, Inc.*	700	28,602
Coventry Health Care, Inc.*	1,600	37,984
McKesson Corp.	500	32,405
Medco Health Solutions, Inc.*	500	29,460
UnitedHealth Group, Inc.	1,400	42,434

		252,618
Pharmaceuticals 0.4%
Eli Lilly & Co.	64	2,238
Forest Laboratories, Inc.*	300	8,178
Johnson & Johnson	1,200	77,160
Perrigo Co.	300	18,309
Pfizer, Inc.	350	5,852

		111,737
Industrials 1.4%
Aerospace & Defense 0.4%
ITT Corp.	400	22,228
Northrop Grumman Corp.	700	47,481
Raytheon Co.	500	29,150

		98,859
Air Freight & Logistics 0.2%
United Parcel Service, Inc. "B"	800	55,312
Building Products 0.0%
Owens Corning, Inc.*	100	3,478
Commercial Services & Supplies 0.1%
R.R. Donnelley & Sons Co.	1,800	38,682
Electrical Equipment 0.0%
Hubbell, Inc. "B"	100	4,647
Industrial Conglomerates 0.4%
3M Co.	600	53,202
Carlisle Companies, Inc.	1,000	37,730
General Electric Co.	1,400	26,404

		117,336
Machinery 0.3%
Oshkosh Corp.*	100	3,862
Parker Hannifin Corp.	400	27,672
Timken Co.	1,300	45,734

		77,268
Road & Rail 0.0%
Ryder System, Inc.	40	1,861
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	100	11,054
Information Technology 2.5%
Communications Equipment 0.1%
Cisco Systems, Inc.*	400	10,768
F5 Networks, Inc.*	300	20,529

		31,297
Computers & Peripherals 0.6%
Apple, Inc.*	416	108,626
Hewlett-Packard Co.	100	5,197
Seagate Technology*	1,800	33,066
Western Digital Corp.*	700	28,763

		175,652
Electronic Equipment, Instruments & Components 0.4%
Arrow Electronics, Inc.*	1,300	39,650
Avnet, Inc.*	400	12,788
Jabil Circuit, Inc.	1,300	19,916
Tech Data Corp.*	800	34,320
Vishay Intertechnology, Inc.*	1,200	12,492

		119,166
Internet Software & Services 0.1%
Google, Inc. "A"*	40	21,017
IAC/InterActiveCorp.*	700	15,694

		36,711
IT Services 0.5%
Cognizant Technology Solutions Corp. "A"*	100	5,118
Computer Sciences Corp.*	700	36,673
International Business Machines Corp.	705	90,945

		132,736
Office Electronics 0.2%
Xerox Corp.	4,100	44,690
Semiconductors & Semiconductor Equipment 0.2%
Intel Corp.	2,800	63,924
Micron Technology, Inc.*	500	4,675

		68,599
Software 0.4%
Microsoft Corp.	3,579	109,303
Symantec Corp.*	300	5,031

		114,334
Materials 0.6%
Chemicals 0.3%
Cytec Industries, Inc.	800	38,448
Huntsman Corp.	1,100	12,551
Lubrizol Corp.	400	36,136
Nalco Holding Co.	400	9,892

		97,027
Metals & Mining 0.0%
Walter Energy, Inc.	100	8,081
Paper & Forest Products 0.3%
International Paper Co.	1,500	40,110
MeadWestvaco Corp.	1,100	29,887

		69,997
Telecommunication Services 0.5%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	3,136	81,724
Verizon Communications, Inc.	900	26,001

		107,725
Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	1,100	38,126
Utilities 0.4%
Electric Utilities 0.2%
Edison International	56	1,925
Exelon Corp.	900	39,231
FirstEnergy Corp.	300	11,361

		52,517
Gas Utilities 0.0%
National Fuel Gas Co.	200	10,404
Independent Power Producers & Energy Traders 0.1%
Constellation Energy Group, Inc.	600	21,210
NRG Energy, Inc.*	800	19,336

		40,546
Multi-Utilities 0.1%
Ameren Corp.	600	15,575
NSTAR	100	3,660

		19,235

Total Common Stocks (Cost $3,293,535)		3,803,384

	Principal Amount ($)	Value ($)
Government & Agency Obligation 86.3%
US Treasury Obligation
US Treasury STRIPS, 6.294% **, 11/15/2010 (Cost $24,466,181)	25,301,000	25,263,276

	Shares	Value ($)
Cash Equivalents 1.0%
Central Cash Management Fund, 0.21% (a) (Cost $285,313)	285,313	285,313

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $28,045,029) †	100.3	29,351,973
Other Assets and Liabilities, Net	(0.3)	(94,244)

Net Assets	100.0	29,257,729

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $28,114,483.  At April 30, 2010, net unrealized appreciation for all securities based on tax cost was $1,237,490.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,343,684 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $106,194.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(b)	$3,803,384	$—	$—	$3,803,384
Government & Agency Obligation	—	25,263,276	—	25,263,276
Short-Term Investments	285,313	—	—	285,313
Total	$4,088,697	$25,263,276	$—	$29,351,973

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2010 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2010 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 18, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 18, 2010